WARRANTS AND OPTIONS (Tables)	3 Months Ended
Mar. 31, 2026
Warrants And Options
SCHEDULE OF WARRANTS TRANSACTIONS
	Number	Weighted Average Exercise Price
Balance, January 1, 2025	4,928,329	$6.17
Expiry of warrants	(721,239)
Exercise of warrants	(3,474,595)
Warrants issued in the January 2025 Registered Direct Offering and September 2025 underwritten public offering	554,313
Balance, December 31, 2025	1,286,808	$13.39
Exercise of warrants	(252,967)
Balance, March 31, 2026	1,033,841	$16.15

SCHEDULE OF OUTSTANDING WARRANTS

(ii) As at March 31, 2026, the Company had outstanding warrants, enabling the holders to acquire Common Shares as follows:

March 31, 2026	Expiry date	Exercise price		Exercise price (USD)
88,440	April 18, 2026	ILS	72.563	$22.93
433,825	May 28, 2026	ILS	72.563	$22.93
3,200	October 2, 2026	USD	1.88	$1.88
183,751	January 29, 2030	USD	8.00	$8.00
324,625	September 16, 2030	USD	10.00	$10.00
1,033,841

SCHEDULE OF STOCK OPTION TRANSACTIONS

(i) Stock option transactions for the three months ended March 31, 2026, and for the year ending December 31, 2025, are as follows:

	Number	Weighted Average Exercise Price (CAD)	Weighted Average Exercise Price (USD)
Balance January 1, 2025	1,756,670	$5.39	$3.75
Options cancelled	(127,668)
Options exercised	(225,332)
Options granted	2,863,500
Balance December 31, 2025	4,267,170	$6.14	$8.41
Options cancelled	(70,000)
Options exercised	(4,000)
Options granted	25,000
Balance March 31, 2026	4,218,170	$8.52	$6.11

SCHEDULE OF OUTSTANDING STOCK OPTIONS

(ii) As at March 31, 2026, the Company had outstanding stock options, enabling the holders to acquire Common Shares as follows:

Outstanding as of March 31, 2026	Exercisable as of March 31, 2026	Expiry date	Exercise price (CAD)		Exercise price (USD)
20,000	20,000	June 3, 2026	CAD	21.00	$15.07
6,670	6,670	October 28, 2026	CAD	20.00	$14.35
360,000	360,000	August 2, 2032	CAD	8.90	$6.38
120,000	120,000	August 21, 2032	CAD	10.00	$7.17
220,000	220,000	January 4, 2033	CAD	4.13	$2.96
100,000	100,000	January 4, 2033	CAD	4.13	$2.96
40,000	40,000	November 25, 2027	CAD	5.03	$3.60
99,000	91,000	April 18, 2033	CAD	4.00	$2.87
441,000	146,333	August 14, 2034	CAD	2.47	$1.78
105,000	35,000	January 15, 2035	CAD	8.92	$6.40
500,000	500,000	February 2, 2035	CAD	8.92	$6.40
30,000	10,000	June 20, 2035	CAD	2.47	$1.775
177,000	-	June 20, 2035	CAD	8.92	$6.40
224,000	6,667	October 9, 2035	CAD	11.15	$8.00
500,000	500,000	December 30, 2035	CAD	8.36	$6.00
1,250,500	805,000	December 30, 2035	CAD	11.15	$8.00
25,000	-	March 27, 2036	CAD	11.15	$8.00
4,218,170	2,960,670

SCHEDULE OF RSU’S TRANSACTIONS

RSUs transactions for the three months ended March 31, 2026, and for the year ending December 31, 2025, are as follows:

Number
Balance, January 1, 2025	110,667
RSUs granted	1,545,000
Expiry of RSUs	(6,000)
Exercise of RSUs	(219,667)
Balance, December 31, 2025	1,430,000
Exercise of RSUs	(400,000)
Balance, March 31, 2026	1,030,000